Long-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Long-term investments
Carrying amount of equity investments	¥ 113,506	¥ 112,912		$ 15,550
Equity ownership		2.5698%
Proceeds from disposal of long-term investments		¥ 10,279	¥ 585
Disposal loss		(10,754)
Impairment charges recognized on equity investments without readily determinable fair value	0	8,505	¥ 6,726
Share of loss from equity method investment		¥ (450)
Non listed company
Long-term investments
Equity ownership percentage		15.00%
Representation of the board seats		0.20%
Carrying amount of equity method investments	¥ 0	¥ 0
Share of loss from equity method investment		¥ 450